Note 4 - Investment and Equity Securities - Amortized Cost and Fair Value of Debt Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Due in one year or less, amortized costs	$ 148
Due in one year or less, fair value	149
Due after one year through five years, amortized costs	1,324
Due after one year through five years, fair value	1,345
Due after five years through ten years, amortized costs	16,613
Due after five years through ten years, fair value	16,908
Due after ten years, amortized costs	85,316
Due after ten years, fair value	87,331
Amortized costs	103,401	$ 98,516
Fair Value	$ 105,733	$ 98,322